Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)		Dec. 31, 2021	Jun. 30, 2021
Schedule of prepaid expenses and other current assets [Abstract]
Deferred costs	[1]	$ 143,413	$ 2,331,826
Deferred offering costs		1,207,417	1,197,177
Other receivables		37,910	51,912
Prepaid expenses and other current assets, gross		1,386,740	3,580,915
Allowance for doubtful accounts	[2]	(2,666)	(27,887)
Prepaid expenses and other current assets		$ 1,384,074	$ 3,553,028

[1]	Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered.
[2]	The Company reversed the bad debt expenses of $25,221 for other receivables for six months ended December 31, 2021 and $nil bad debt expense recorded for other receivables for six months ended December 31, 2020.